Long-term Debt - Senior Notes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 9.5% Senior Unsecured Notes due 2016	Dec. 31, 2012 9.5% Senior Unsecured Notes due 2016	Apr. 27, 2011 9.5% Senior Unsecured Notes due 2016	Dec. 31, 2012 6.5% Senior Secured Notes due 2017	Oct. 01, 2016 6.5% Senior Secured Notes due 2017	Oct. 01, 2015 6.5% Senior Secured Notes due 2017	Sep. 20, 2012 6.5% Senior Secured Notes due 2017
Debt Instrument [Line Items]
Senior notes interest rate					9.50%		6.50%
Proceeds from issuance of senior notes				$ 487,500			$ 781,965
Redemtpion price of senior note as a percentage of principal amount						100.00%		100.00%	103.25%	101.00%
Interest expense, including costs related to senior notes	$ 148,763	$ 105,283	$ 35,827